Stockholders' Equity - Summary of Restricted Stock and Restricted Stock Unit Activity (Details) shares in Thousands	6 Months Ended
Jun. 30, 2018 $ / shares shares
Restricted stock awards
Number of restricted shares
Balance, Beginning (in shares) | shares	0
Granted (in shares) | shares	115
Vested (in shares) | shares	0
Forfeited (in shares) | shares	0
Balance, Ending (in shares) | shares	115
Weighted average exercise price
Balance, Beginning (in dollars per share) | $ / shares	$ 0.00
Granted (in dollars per share) | $ / shares	37.15
Vested (in dollars per share) | $ / shares	0.00
Forfeited (in dollars per share) | $ / shares	0.00
Balance, Ending (in dollars per share) | $ / shares	$ 37.15
Restricted stock units
Number of restricted shares
Balance, Beginning (in shares) | shares	0
Granted (in shares) | shares	443
Vested (in shares) | shares	0
Forfeited (in shares) | shares	0
Balance, Ending (in shares) | shares	443
Weighted average exercise price
Balance, Beginning (in dollars per share) | $ / shares	$ 0.00
Granted (in dollars per share) | $ / shares	36.28
Vested (in dollars per share) | $ / shares	0.00
Forfeited (in dollars per share) | $ / shares	0.00
Balance, Ending (in dollars per share) | $ / shares	$ 36.28